Warrants (Detail) (USD $)	0 Months Ended		3 Months Ended		12 Months Ended		0 Months Ended												12 Months Ended															0 Months Ended	3 Months Ended		12 Months Ended
	May 27, 2011	Dec. 07, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011 Warrants Expiring in May 2016 [Member]	Dec. 31, 2012 Warrants Expiring in December 2014 and January 2015 [Member] Private Placement [Member]	Dec. 31, 2012 Warrants Expiring in December 2014 and January 2015 [Member]	Dec. 31, 2009 Warrants Expiring in December 2014 and January 2015 [Member]	Dec. 31, 2012 Warrants Expiring in June and August 2014 [Member] Private Placement [Member]	Dec. 31, 2012 Warrants Expiring in June and August 2014 [Member]	Dec. 31, 2009 Warrants Expiring in June and August 2014 [Member]	Mar. 31, 2013 Warrants Expiring In May 2013 [Member] Private Placement [Member]	Dec. 31, 2012 Warrants Expiring In May 2013 [Member] Private Placement [Member]	Mar. 31, 2013 Warrants Expiring In May 2013 [Member]	Dec. 31, 2012 Warrants Expiring In May 2013 [Member]	Dec. 31, 2008 Warrants Expiring In May 2013 [Member]	Dec. 31, 2010 Warrants Expiring in December 2015 [Member]	Mar. 31, 2013 Series C SSA [Member]	Dec. 31, 2012 Series C SSA [Member]	Mar. 31, 2013 Warrants Expiring In June And August 2014 [Member] Private Placement [Member]	Mar. 31, 2013 Warrants Expiring In June And August 2014 [Member]	Dec. 31, 2009 Warrants Expiring In June And August 2014 [Member]	Mar. 31, 2013 Warrants Expiring In December 2014 And January 2015 [Member] Private Placement [Member]	Mar. 31, 2013 Warrants Expiring In December 2014 And January 2015 [Member]	Dec. 31, 2009 Warrants Expiring In December 2014 And January 2015 [Member]	Mar. 31, 2012 Warrant [Member] Minimum [Member]	Dec. 31, 2011 Warrant [Member] Minimum [Member]	Mar. 31, 2013 Warrant [Member] Maximum [Member]	Dec. 31, 2012 Warrant [Member] Maximum [Member]	Mar. 31, 2012 Warrant [Member] Maximum [Member]	Dec. 31, 2011 Warrant [Member] Maximum [Member]	May 27, 2011 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	May 27, 2011 Fundraising in May 2011 [Member]	Dec. 31, 2012 Minimum [Member]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure (in Dollars)			$ 225,764		$ 102,695	$ 655,219																													$ 225,764	$ 355,990	$ 102,695	$ 655,219	$ 315,803
Derivative Financial Instruments, Liabilities, Fair Value Disclosure Per Instrument (in Dollars per share)																												$ 0.01	$ 0.02	$ 0.05	$ 0.02	$ 0.06	$ 0.10							$ 0.0000006
Share Price (in Dollars per share)			$ 0.06	$ 0.15	$ 0.03		$ 0.68																												$ 0.06	$ 0.15	$ 0.03	$ 0.16
Increase (Decrease) in Derivative Liabilities (in Dollars)			588,110	68,650	1,656,367	(1,269,940)																													123,069	299,229
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	56,173,248				1,051,074			101,686	2,875,736	966,247	769,231	4,487,656	1,750,185	180,157	180,157	2,265,071	2,265,071	634,220		1,077,911	1,077,911	769,231	4,487,656	1,750,185	101,686	2,875,736	966,247
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)							0.62		0.84	2.50		0.78	2.00			0.84	0.84	3.00		2.3193	2.3193		0.78	2.00		0.84	2.50
Fair Value Assumptions, Expected Volatility Rate			131.11%	94.40%			89.58%
Fair Value Assumptions, Risk Free Interest Rate			0.10%	0.25%			1.03%
Fair Value Assumptions, Expected Dividend Rate			0.00%	0.00%			0.00%																												0.00%	0.00%	0.00%	0.00%
Fair Value Assumptions, Expected Term	3 years 6 months	5 years	1 year 240 days	2 years 240 days			3 years 6 months
Debt Conversion, Converted Instrument, Warrants or Options Issued																			95,368
Proceeds from Issuance of Warrants (in Dollars)	9,752,417																																	9,752,417
Payments of Debt Issuance Costs (in Dollars)																																		$ 806,039